EARN-OUT SHARES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
EARN-OUT SHARES
EARN-OUT SHARES

NOTE 11 - EARN-OUT SHARES

In connection with the Business Combination, certain of the Company’s original stockholders are entitled to receive up to 3,000,000 Earn-out shares in three tranches:

(1)

the first tranche of 1,000,000 Earn-out shares will be issued when the volume-weighted average price per share of the Company’s common stock is $12.50 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing;

(2)

the second tranche of 1,000,000 Earn-out shares will be issued when the volume-weighted average price per share of the Company’s common stock is $15.00 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing; and ·

(3)

the third tranche of 1,000,000 Earn-out shares will be issued when the volume-weighted average price per share of the Company’s common stock is $17.50 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing.

The Earn-out shares will be allocated among the Company’s stockholders in proportion to the number of shares issued to them at the closing that continue to be held by them.

Due to the variability in the number of Earn-out shares at settlement which could change upon a control event, the Earn-out arrangement contains a settlement provision that violates the indexation guidance under ASC 815-40 and liability classification is required. The Company recorded the Earn-out liability initially at fair value, and will subsequently remeasure the liability with changes in fair value recorded in the consolidated statement of operations.

The Earn-out liability as of December 31, 2022 was $12.81 million. During the three months ended March 31, 2023, the change in fair value of Earnout liability was $1.5 million.  The balance of Earn-out liability as of March 31, 2023 was $11.3 million.

NOTE 13 - EARN-OUT SHARES

In connection with the Business Combination, certain of the Company’s original stockholders are entitled to receive up to 3,000,000 Earn-out shares in three tranches:

(1)	the first tranche of 1,000,000 Earn-out shares will be issued when the volume-weighted average price per share of PubCo common stock is $12.50 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing; ·
(2)	the second tranche of 1,000,000 Earn-out shares will be issued when the volume-weighted average price per share of PubCo common stock is $15.00 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing; and ·
(3)	the third tranche of 1,000,000 Earn-out shares will be issued when the volume-weighted average price per share of PubCo common stock is $17.50 or greater for 20 trading days in any consecutive 30 trading day period commencing 6 months after the Closing and ending at the third anniversary of the Closing.

The Earn-out shares will be allocated among the Company’s stockholders in proportion to the number of shares issued to them at the closing that continue to be held by them.

Due to the variability in the number of Earn-out shares at settlement which could change upon a control event, the Earn-out arrangement contains a settlement provision that violates the indexation guidance under ASC 815-40 and liability classification is required. The Company recorded the earnout liability initially at fair value, and will subsequently remeasure the liability with changes in fair value recorded in the consolidated statement of operations.

The Company recorded an Earn-out liability of $22.07 million at issuance and a subsequent expense for change in fair value of Earn-out liability of $9.26 million as of December 31, 2022. The Earn-out liability as of December 31, 2022 was $12.81 million.